Pensions and other post-employment benefits - Summary of Pension and Other Post-employment Costs (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of pension and other post employment plan [line items]
Other overseas pension schemes	£ 356	£ 369	£ 415
Cost of sales	8,565	9,554	8,163
Selling, general and administration	9,385	8,372	7,070
Research and development	6,223	5,488	5,019
UK pension schemes
Disclosure of pension and other post employment plan [line items]
Pension schemes	96	114	185
US pension schemes
Disclosure of pension and other post employment plan [line items]
Pension schemes	56	48	40
Other overseas pension schemes
Disclosure of pension and other post employment plan [line items]
Other overseas pension schemes	146	154	153
Unfunded post-retirement healthcare schemes
Disclosure of pension and other post employment plan [line items]
Pension schemes	58	53	37
Unfunded post-retirement healthcare schemes	58	53	37
Funded defined benefit/hybrid pension schemes
Disclosure of pension and other post employment plan [line items]
Unfunded post-retirement healthcare schemes	134	152	231
Unfunded defined benefit pension schemes
Disclosure of pension and other post employment plan [line items]
Unfunded post-retirement healthcare schemes	35	31	23
Defined benefit schemes
Disclosure of pension and other post employment plan [line items]
Unfunded post-retirement healthcare schemes	227	236	291
Defined contribution pension schemes
Disclosure of pension and other post employment plan [line items]
Defined contribution pension schemes	129	133	124
Defined benefit pension and post-retirement healthcare scheme.
Disclosure of pension and other post employment plan [line items]
Pension schemes	227	236	291
Cost of sales	94	104	106
Selling, general and administration	91	90	136
Research and development	£ 42	£ 42	£ 49